Debt and Lease Liabilities (Details) $ in Thousands, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2017 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement			$ 106,235,385
Senior notes due between 2025 and 2049
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount			$ 11,000,000	$ 3,958.0	$ 11,000,000
Senior notes redemption price (as a percent)			101.00%
6.625% Senior Notes due 2025
Debt, lease liabilities and other notes payable outstanding
Partial redemption of Senior Notes due 2025		$ 221.3
Redemption price		220.9
Accrued and unpaid interest	$ 5.5	0.4
Interest including withholding taxes (as a percent)			6.97%	6.97%
Principal amount of long-term credit agreement	$ 133.6	$ 200.0
Interest rate	6.625%	6.625%
6.625% Senior notes 1 due 2025
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount				$ 400.0
Senior Notes priced at yield to maturity (as a percent)			98.081%
Debt instrument yield to maturity (as a percent)			6.802%
6.625% Senior notes 2 due 2025
Debt, lease liabilities and other notes payable outstanding
Unsecured outstanding principal amount				$ 200.0
Senior Notes priced at yield to maturity (as a percent)			98.632%
Debt instrument yield to maturity (as a percent)			6.787%
6.625% Senior Notes due 2025, 5.000% Senior Notes due 2045 and 5.250% Senior Notes due 2049
Debt, lease liabilities and other notes payable outstanding
Aggregate tender consideration paid	$ 294.8
Principal amount of long-term credit agreement	292.0
4.625% Senior Notes due 2026
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			4.86%	4.86%
Senior Notes priced at yield to maturity (as a percent)			99.385%
Debt instrument yield to maturity (as a percent)			4.70%
5.25% Senior Notes due 2049
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement	$ 47.8
Interest rate	5.25%
8.50% Senior Notes due 2032
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			8.94%	8.94%
Senior Notes priced at yield to maturity (as a percent)			99.431%
Debt instrument yield to maturity (as a percent)			8.553%
8.49% Senior Notes due 2037
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			8.93%	8.93%
6.625% Senior Notes due 2040
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			6.97%	6.97%
Senior Notes priced at yield to maturity (as a percent)			98.319%
Debt instrument yield to maturity (as a percent)			6.755%
7.25% Senior Notes due 2043
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			7.62%	7.62%
Senior Notes priced at yield to maturity (as a percent)			99.733%
Debt instrument yield to maturity (as a percent)			7.27%
5% Senior Notes due 2045
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			5.26%	5.26%
Senior Notes priced at yield to maturity (as a percent)			96.534%
Debt instrument yield to maturity (as a percent)			5.227%
Principal amount of long-term credit agreement	$ 110.6
Interest rate	5.00%
6.125% Senior Notes due 2046
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			6.44%	6.44%
Senior Notes priced at yield to maturity (as a percent)			99.677%
Debt instrument yield to maturity (as a percent)			6.147%
Senior Notes Due 2049
Debt, lease liabilities and other notes payable outstanding
Interest including withholding taxes (as a percent)			5.52%	5.52%
Senior Notes priced at yield to maturity (as a percent)			98.588%
Debt instrument yield to maturity (as a percent)			5.345%
8.79% Notes due 2027
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement						$ 4,500,000
Interest rate						8.79%